Revenue - Revenue by customer (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	100.00%	100.00%	100.00%	100.00%
BMS (including Celgene)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	73.00%	73.00%	70.00%	86.00%
Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	27.00%	6.00%	29.00%	4.00%
Bayer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	0.00%	16.00%	0.00%	8.00%
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	0.00%	5.00%	1.00%	2.00%